Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2022
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of VIE Amounts in Consolidated Balance Sheets
The following table represents amounts included in the Consolidated Balance Sheets attributable to AltaGas’ consolidated VIE:

As at	December 31, 2022	December 31, 2021
Current assets	$12	$6
Property, plant and equipment	353	357
Long-term investments and other assets	45	47
Current liabilities	(16)	(8)
Asset retirement obligations	(4)	(3)
Net assets	$390	$399